Interim Unaudited Condensed Consolidated Balance Sheets (Parenthetical) - ₪ / shares	Jun. 30, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Common Stock, par value per share	₪ 0.01	₪ 0.01
Common Stock, shares authorized	100,000,000	100,000,000
Common Stock, shares issued	46,355,859	45,939,019
Common Stock, shares outstanding	44,263,483	43,846,643
Treasury Stock, shares	2,092,376	2,092,376